Parent Only Information (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.002	$ 0.002
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	3,896,916	3,549,969
Common stock, shares outstanding	3,896,916	3,549,969
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.002	$ 0.002
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	472,622	472,622
Common stock, shares outstanding	472,622	472,622